Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Target Asset Allocations

Pension Plan Assets	Target
Equity	30.0%
Fixed Income	55.0%
Other Investments	15.0%

OPEB Plans Assets	Target
Equity	65.0%
Fixed Income	33.0%
Cash	2.0%

Basic and Diluted EPS Calculations

	Years Ended December 31,
Amounts Attributable to AEP Common Shareholders	2014	2013	2012
	(in millions)
Net Income	$1,638	$1,484	$1,262
Net Income Attributable to Noncontrolling Interests	4	4	3
Earnings Attributable to AEP Common Shareholders	$1,634	$1,480	$1,259

	Years Ended December 31,
	2014		2013		2012
	(in millions, except per share data)
		$/share		$/share		$/share
Earnings Attributable to AEP Common Shareholders	$1,634		$1,480		$1,259

Weighted Average Number of Basic Shares Outstanding	488.6	$3.34	486.6	$3.04	484.7	$2.60
Weighted Average Dilutive Effect of Restricted Stock Units	0.3	—	0.4	—	0.4	—
Weighted Average Number of Diluted Shares Outstanding	488.9	$3.34	487.0	$3.04	485.1	$2.60

Supplementary Information

	Years Ended December 31,
Depreciation and Amortization	2014	2013	2012
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,605	$1,472	$1,505
Amortization of Certain Securitized Assets	310	248	224
Amortization of Regulatory Assets and Liabilities	14	23	53
Total Depreciation and Amortization	$1,929	$1,743	$1,782

	Years Ended December 31,
Related Party Transactions	2014	2013	2012
	(in millions)
AEP Consolidated Revenues – Other Revenues:
OVEC – Barging and Other Transportation Services	$24	$21	$30
AEP Consolidated Expenses – Purchased Electricity for Resale:
OVEC	268	289	273

	Years Ended December 31,
Cash Flow Information	2014	2013	2012
	(in millions)
Cash Paid (Received) for:
Interest, Net of Capitalized Amounts	$838	$882	$931
Income Taxes	117	(55)	(82)
Noncash Investing and Financing Activities:
Acquisitions Under Capital Leases	135	182	63
Construction Expenditures Included in Current Liabilities as of December 31,	559	492	439
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	45	—	35
Assumption of Liabilities Related to Acquisitions	—	—	56
Expected Reimbursement for Spent Nuclear Fuel Dry Cask Storage	3	4	30

Appalachian Power Co [Member]
Corporate Separation

December 31, 2013
ASSETS	(in thousands)
Current Assets	$777,677
Net Property, Plant and Equipment	5,685,415
Other Noncurrent Assets	259,801
Total Assets	$6,722,893

LIABILITIES AND EQUITY
Long-term Debt	$1,411,825
Other Current Liabilities	633,505
Other Noncurrent Liabilities	1,672,189
Equity	3,005,374
Total Liabilities and Equity	$6,722,893

Target Asset Allocations

Pension Plan Assets	Target
Equity	30.0%
Fixed Income	55.0%
Other Investments	15.0%

OPEB Plans Assets	Target
Equity	65.0%
Fixed Income	33.0%
Cash	2.0%

Supplementary Information

2014

Depreciation and Amortization	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Depreciation and Amortization of Property, Plant and Equipment	$383,314	$199,249	$188,336	$99,670	$183,253
Amortization of Certain Securitized Assets	—	—	43,467	—	—
Amortization of Regulatory Assets and Liabilities	17,568	947	(18,134)	1,307	1,881
Total Depreciation and Amortization	$400,882	$200,196	$213,669	$100,977	$185,134

2013

Depreciation and Amortization	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Depreciation and Amortization of Property, Plant and Equipment	$334,251	$175,852	$358,023	$94,533	$177,352
Amortization of Certain Securitized Assets	—	—	19,992	—	—
Amortization of Regulatory Assets and Liabilities	8,392	1,875	4,555	1,134	1,899
Total Depreciation and Amortization	$342,643	$177,727	$382,570	$95,667	$179,251

2012

Depreciation and Amortization	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Depreciation and Amortization of Property, Plant and Equipment	$322,122	$143,674	$495,854	$90,642	$136,874
Amortization of Certain Securitized Assets	—	—	—	—	—
Amortization of Regulatory Assets and Liabilities	22,171	2,945	15,216	4,538	1,904
Total Depreciation and Amortization	$344,293	$146,619	$511,070	$95,180	$138,778

Indiana Michigan Power Co [Member]
Corporate Separation

December 31, 2013
ASSETS	(in thousands)
Current Assets	$777,677
Net Property, Plant and Equipment	5,685,415
Other Noncurrent Assets	259,801
Total Assets	$6,722,893

LIABILITIES AND EQUITY
Long-term Debt	$1,411,825
Other Current Liabilities	633,505
Other Noncurrent Liabilities	1,672,189
Equity	3,005,374
Total Liabilities and Equity	$6,722,893

Target Asset Allocations

Pension Plan Assets	Target
Equity	30.0%
Fixed Income	55.0%
Other Investments	15.0%

OPEB Plans Assets	Target
Equity	65.0%
Fixed Income	33.0%
Cash	2.0%

Supplementary Information

2014

Depreciation and Amortization	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Depreciation and Amortization of Property, Plant and Equipment	$383,314	$199,249	$188,336	$99,670	$183,253
Amortization of Certain Securitized Assets	—	—	43,467	—	—
Amortization of Regulatory Assets and Liabilities	17,568	947	(18,134)	1,307	1,881
Total Depreciation and Amortization	$400,882	$200,196	$213,669	$100,977	$185,134

2013

Depreciation and Amortization	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Depreciation and Amortization of Property, Plant and Equipment	$334,251	$175,852	$358,023	$94,533	$177,352
Amortization of Certain Securitized Assets	—	—	19,992	—	—
Amortization of Regulatory Assets and Liabilities	8,392	1,875	4,555	1,134	1,899
Total Depreciation and Amortization	$342,643	$177,727	$382,570	$95,667	$179,251

2012

Depreciation and Amortization	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Depreciation and Amortization of Property, Plant and Equipment	$322,122	$143,674	$495,854	$90,642	$136,874
Amortization of Certain Securitized Assets	—	—	—	—	—
Amortization of Regulatory Assets and Liabilities	22,171	2,945	15,216	4,538	1,904
Total Depreciation and Amortization	$344,293	$146,619	$511,070	$95,180	$138,778

Ohio Power Co [Member]
Corporate Separation

December 31, 2013
ASSETS	(in thousands)
Current Assets	$777,677
Net Property, Plant and Equipment	5,685,415
Other Noncurrent Assets	259,801
Total Assets	$6,722,893

LIABILITIES AND EQUITY
Long-term Debt	$1,411,825
Other Current Liabilities	633,505
Other Noncurrent Liabilities	1,672,189
Equity	3,005,374
Total Liabilities and Equity	$6,722,893

Target Asset Allocations

Pension Plan Assets	Target
Equity	30.0%
Fixed Income	55.0%
Other Investments	15.0%

OPEB Plans Assets	Target
Equity	65.0%
Fixed Income	33.0%
Cash	2.0%

Supplementary Information

2014

Depreciation and Amortization	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Depreciation and Amortization of Property, Plant and Equipment	$383,314	$199,249	$188,336	$99,670	$183,253
Amortization of Certain Securitized Assets	—	—	43,467	—	—
Amortization of Regulatory Assets and Liabilities	17,568	947	(18,134)	1,307	1,881
Total Depreciation and Amortization	$400,882	$200,196	$213,669	$100,977	$185,134

2013

Depreciation and Amortization	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Depreciation and Amortization of Property, Plant and Equipment	$334,251	$175,852	$358,023	$94,533	$177,352
Amortization of Certain Securitized Assets	—	—	19,992	—	—
Amortization of Regulatory Assets and Liabilities	8,392	1,875	4,555	1,134	1,899
Total Depreciation and Amortization	$342,643	$177,727	$382,570	$95,667	$179,251

2012

Depreciation and Amortization	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Depreciation and Amortization of Property, Plant and Equipment	$322,122	$143,674	$495,854	$90,642	$136,874
Amortization of Certain Securitized Assets	—	—	—	—	—
Amortization of Regulatory Assets and Liabilities	22,171	2,945	15,216	4,538	1,904
Total Depreciation and Amortization	$344,293	$146,619	$511,070	$95,180	$138,778

Public Service Co Of Oklahoma [Member]
Corporate Separation

December 31, 2013
ASSETS	(in thousands)
Current Assets	$777,677
Net Property, Plant and Equipment	5,685,415
Other Noncurrent Assets	259,801
Total Assets	$6,722,893

LIABILITIES AND EQUITY
Long-term Debt	$1,411,825
Other Current Liabilities	633,505
Other Noncurrent Liabilities	1,672,189
Equity	3,005,374
Total Liabilities and Equity	$6,722,893

Target Asset Allocations

Pension Plan Assets	Target
Equity	30.0%
Fixed Income	55.0%
Other Investments	15.0%

OPEB Plans Assets	Target
Equity	65.0%
Fixed Income	33.0%
Cash	2.0%

Supplementary Information

2014

Depreciation and Amortization	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Depreciation and Amortization of Property, Plant and Equipment	$383,314	$199,249	$188,336	$99,670	$183,253
Amortization of Certain Securitized Assets	—	—	43,467	—	—
Amortization of Regulatory Assets and Liabilities	17,568	947	(18,134)	1,307	1,881
Total Depreciation and Amortization	$400,882	$200,196	$213,669	$100,977	$185,134

2013

Depreciation and Amortization	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Depreciation and Amortization of Property, Plant and Equipment	$334,251	$175,852	$358,023	$94,533	$177,352
Amortization of Certain Securitized Assets	—	—	19,992	—	—
Amortization of Regulatory Assets and Liabilities	8,392	1,875	4,555	1,134	1,899
Total Depreciation and Amortization	$342,643	$177,727	$382,570	$95,667	$179,251

2012

Depreciation and Amortization	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Depreciation and Amortization of Property, Plant and Equipment	$322,122	$143,674	$495,854	$90,642	$136,874
Amortization of Certain Securitized Assets	—	—	—	—	—
Amortization of Regulatory Assets and Liabilities	22,171	2,945	15,216	4,538	1,904
Total Depreciation and Amortization	$344,293	$146,619	$511,070	$95,180	$138,778

Southwestern Electric Power Co [Member]
Corporate Separation

December 31, 2013
ASSETS	(in thousands)
Current Assets	$777,677
Net Property, Plant and Equipment	5,685,415
Other Noncurrent Assets	259,801
Total Assets	$6,722,893

LIABILITIES AND EQUITY
Long-term Debt	$1,411,825
Other Current Liabilities	633,505
Other Noncurrent Liabilities	1,672,189
Equity	3,005,374
Total Liabilities and Equity	$6,722,893

Target Asset Allocations

Pension Plan Assets	Target
Equity	30.0%
Fixed Income	55.0%
Other Investments	15.0%

OPEB Plans Assets	Target
Equity	65.0%
Fixed Income	33.0%
Cash	2.0%

Supplementary Information

2014

Depreciation and Amortization	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Depreciation and Amortization of Property, Plant and Equipment	$383,314	$199,249	$188,336	$99,670	$183,253
Amortization of Certain Securitized Assets	—	—	43,467	—	—
Amortization of Regulatory Assets and Liabilities	17,568	947	(18,134)	1,307	1,881
Total Depreciation and Amortization	$400,882	$200,196	$213,669	$100,977	$185,134

2013

Depreciation and Amortization	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Depreciation and Amortization of Property, Plant and Equipment	$334,251	$175,852	$358,023	$94,533	$177,352
Amortization of Certain Securitized Assets	—	—	19,992	—	—
Amortization of Regulatory Assets and Liabilities	8,392	1,875	4,555	1,134	1,899
Total Depreciation and Amortization	$342,643	$177,727	$382,570	$95,667	$179,251

2012

Depreciation and Amortization	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Depreciation and Amortization of Property, Plant and Equipment	$322,122	$143,674	$495,854	$90,642	$136,874
Amortization of Certain Securitized Assets	—	—	—	—	—
Amortization of Regulatory Assets and Liabilities	22,171	2,945	15,216	4,538	1,904
Total Depreciation and Amortization	$344,293	$146,619	$511,070	$95,180	$138,778